Accrued Liabilities	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	September 30, 2012	September 30, 2013
Class action settlements Note 20 (a)	$11,448	$6,262
Accrued salaries and benefits	2,807	4,003
Amounts due to third party lenders	5,782	4,575
Interest accrued on long-term debt - Note 13	2,540	2,540
Other accruals	5,305	7,335
	$27,882	$24,715

The amounts due to third-party lenders include funds made available by lenders but not yet advanced to customers, any liability under the lending agreement, any approved and unpaid retention payments, and loan repayments and interest amounts collected from customers. Amounts due to third-party lenders are non-interest bearing, unsecured and have no specified repayment terms.